N-6	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	Principal National Life Insurance Co Variable Life Separate Account
Entity Central Index Key	0001526622
Entity Investment Company Type	N-6
Document Period End Date	Apr. 29, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or request a Face Amount increase, a surrender charge is imposed. "Face Amount" refers to the amount used to determine the death benefit.
				SUMMARY: FEE TABLES - Transaction Fees CHARGES AND DEDUCTIONS

For Policies dated before 12/15/2021: Guaranteed Maximum: $57.77 per $1,000 of Face Amount (5.78%). For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $5,777 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.

For Policies dated 12/15/2021 and after (in states where approved; otherwise we apply the above charges regardless of Policy Date): Guaranteed Maximum: $57.54 per $1,000 of Face Amount (5.75%). For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $5,754 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.

Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, a transaction fee for unscheduled partial transfers, transfer fees for unscheduled Division transfers, and illustration fees.
				SUMMARY: FEE TABLES - Transaction Fees CHARGES AND DEDUCTIONS
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy, as well as interest for any Loan Indebtedness. Certain fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.

Investors will also bear expenses associated with the Underlying Funds, as shown in the following table:

SUMMARY: FEE TABLES - Transaction Fees and Periodic Charges Other Than Annual Underlying Fund Expenses

SUMMARY: FEE TABLES - Annual Underlying Fund Expenses

CHARGES AND DEDUCTIONS

APPENDIX - Underlying Funds Available Under the Policy

	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.20%	2.50%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or request a Face Amount increase, a surrender charge is imposed. "Face Amount" refers to the amount used to determine the death benefit.
SUMMARY: FEE TABLES - Transaction Fees

CHARGES AND DEDUCTIONS
For Policies dated before 12/15/2021: Guaranteed Maximum: $57.77 per $1,000 of Face Amount (5.78%). For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $5,777 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.
For Policies dated 12/15/2021 and after (in states where approved; otherwise we apply the above charges regardless of Policy Date): Guaranteed Maximum: $57.54 per $1,000 of Face Amount (5.75%). For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $5,754 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.
Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Other Amount) Maximum [Percent]	5.75%
Surrender Charge Example Maximum [Dollars]	$ 57.54
Transaction Charges [Text Block]	Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, a transaction fee for unscheduled partial transfers, transfer fees for unscheduled Division transfers, and illustration fees.
SUMMARY: FEE TABLES - Transaction Fees

CHARGES AND DEDUCTIONS

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or request a Face Amount increase, a surrender charge is imposed. "Face Amount" refers to the amount used to determine the death benefit.
				SUMMARY: FEE TABLES - Transaction Fees CHARGES AND DEDUCTIONS

For Policies dated before 12/15/2021: Guaranteed Maximum: $57.77 per $1,000 of Face Amount (5.78%). For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $5,777 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.

For Policies dated 12/15/2021 and after (in states where approved; otherwise we apply the above charges regardless of Policy Date): Guaranteed Maximum: $57.54 per $1,000 of Face Amount (5.75%). For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $5,754 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.

Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, a transaction fee for unscheduled partial transfers, transfer fees for unscheduled Division transfers, and illustration fees.
				SUMMARY: FEE TABLES - Transaction Fees CHARGES AND DEDUCTIONS
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy, as well as interest for any Loan Indebtedness. Certain fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.

Investors will also bear expenses associated with the Underlying Funds, as shown in the following table:

SUMMARY: FEE TABLES - Transaction Fees and Periodic Charges Other Than Annual Underlying Fund Expenses

SUMMARY: FEE TABLES - Annual Underlying Fund Expenses

CHARGES AND DEDUCTIONS

APPENDIX - Underlying Funds Available Under the Policy

	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.20%	2.50%

Investment Options (of Other Amount) Minimum [Percent]	0.20%
Investment Options (of Other Amount) Maximum [Percent]	2.50%
Risks [Table Text Block]

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., the Underlying Funds). Each investment option (including the Fixed Accounts) have their own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Policy Lapse
When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, failure to pay sufficient premiums, and unpaid policy loans and loan interest will increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse) POLICY TERMINATION AND REINSTATEMENT

Investment Restrictions [Text Block]
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Accounts, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers from the Fixed Accounts are subject to significant limitations. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.

We reserve the right to remove or substitute Underlying Funds as investment options.
Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.
Optional Benefit Restrictions [Text Block]
Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.

Withdrawals may significantly reduce the value of a benefit.

Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.
Not all of the options described in the prospectus are available or approved for use in every state.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Investment Professional Compensation [Text Block]	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.
Exchanges [Text Block]
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy rather than continue to own an existing Policy.

Item 4. Fee Table [Text Block]
SUMMARY: FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Data Pages for information about the specific fees you will pay based on the options you have elected. For Policies dated on or after December 15, 2021, we will apply charges in the tables labelled "For Policy Dates on or after December 15, 2021" in all states where approved; otherwise, we apply the charge(s) for Policy Dates before December 15, 2021, regardless of the Policy Date.
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, make withdrawals from the Policy, or transfer cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		5.00% of premium paid
Current		4.00% of premium paid, reducing to 2.00% after the first Policy Year.
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge - for Policy Dates before 12/15/2021 (full surrender of Policy)(1)	from surrender proceeds
Maximum		$57.77 per $1,000 of Face Amount
Minimum		$11.75 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$22.04 per $1,000 of Face Amount
Surrender Charge - for Policy Dates on or after 12/15/2021 (full surrender of Policy)(1)	from surrender proceeds
Maximum		$57.54 per $1,000 of Face Amount
Minimum		$12.48 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$23.76 per $1,000 of Face Amount
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Maximum		$25 per unscheduled transfer
Current		None
Illustration Fee	upon each illustration after the first illustration in a Policy Year
Maximum		$50
Current		None

Optional Insurance Benefits
Terminal Illness Death Benefit Advance Rider (administrative fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Chronic Illness Death Benefit Advance Rider (administrative fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		$150 administrative fee
Life Paid-Up Rider	on the date rider benefit begins
Maximum(3)		13.50% of Policy Value
Current (if the Policy is issued with the guideline premium/ cash value corridor test)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		9.50% of Policy Value
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		2.00% of premium paid in excess of Target Premium
Current	Year 1	1.00% of premium paid in excess of Target Premium
	Years 2-7	2.00% of premium paid in excess of Target Premium
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3) If using the guidelines premium/cash value corridor test, the maximum fee is 7.5% of the Policy Value.
This table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and expenses.

Periodic Charges Other Than Annual Underlying Fund Expenses For Policy Dates before December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.17 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.15% of Division Value (annualized charge)
Current		0.00% of Division Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25 per month
Current		$25 per month, decreasing to $10.00 per month after the first Policy Year.
Monthly Policy Issue Charge(1)	monthly
Maximum		$1.01 per $1,000 of Face Amount
Minimum		$0.04 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$0.20 per $1,000 of Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(4)
Current		1.50% of Loan Indebtedness per year(4)
Optional Insurance Benefits (Insured’s risk class is standard or better)
Terminal Illness Death Benefit Advance Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advanced per year
Current		5.50% of death proceeds advanced per year(4)
Salary Increase Rider	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider(1)	monthly
Maximum		$0.51 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.02 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider(1)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Maximum Charge for Representative Insured(2)		$0.40 per $100 of Planned Periodic Premium
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3) The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4) This charge decreases after Policy Year 10.

Periodic Charges Other Than Underlying Fund Operating Expenses
For Policy Dates on or after December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00565 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.17167 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.15% of Division Value (annualized charge)
Current		0.00% of Division Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25.00 per month
Current		$25.00 per month, decreasing to $10.00 per month after the first Policy Year.
Monthly Policy Issue Charge(1)	monthly
Maximum		$1.11925 per $1,000 of Face Amount
Minimum		$0.06737 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$0.29 per $1,000 of Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(4)
Current		1.50% of Loan Indebtedness per year(4)
Optional Insurance Benefits (Rates shown assume Insured’s risk class is standard or better).
Terminal Illness Death Benefit Advance Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advanced per year
Current		5.50% of death proceeds advanced per year(4)
Salary Increase Rider	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider(1)	monthly
Maximum		$0.51 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.02 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider(1)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Maximum Charge for Representative Insured(2)		$0.40 per $100 of Planned Periodic Premium
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3) The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4) This charge decreases after Policy Year 10.
The following table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. Expenses shown may change over time and be higher or lower in the future. A complete list of Underlying Funds, including their annual expenses, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.

Annual Underlying Fund Expenses as of December 31, 2025	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.20%	2.50%

Transaction Expenses [Table Text Block]

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		5.00% of premium paid
Current		4.00% of premium paid, reducing to 2.00% after the first Policy Year.
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge - for Policy Dates before 12/15/2021 (full surrender of Policy)(1)	from surrender proceeds
Maximum		$57.77 per $1,000 of Face Amount
Minimum		$11.75 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$22.04 per $1,000 of Face Amount
Surrender Charge - for Policy Dates on or after 12/15/2021 (full surrender of Policy)(1)	from surrender proceeds
Maximum		$57.54 per $1,000 of Face Amount
Minimum		$12.48 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$23.76 per $1,000 of Face Amount
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Maximum		$25 per unscheduled transfer
Current		None
Illustration Fee	upon each illustration after the first illustration in a Policy Year
Maximum		$50
Current		None

Optional Insurance Benefits
Terminal Illness Death Benefit Advance Rider (administrative fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Chronic Illness Death Benefit Advance Rider (administrative fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		$150 administrative fee
Life Paid-Up Rider	on the date rider benefit begins
Maximum(3)		13.50% of Policy Value
Current (if the Policy is issued with the guideline premium/ cash value corridor test)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		9.50% of Policy Value
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		2.00% of premium paid in excess of Target Premium
Current	Year 1	1.00% of premium paid in excess of Target Premium
	Years 2-7	2.00% of premium paid in excess of Target Premium
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3) If using the guidelines premium/cash value corridor test, the maximum fee is 7.5% of the Policy Value.

Sales Load, Description [Text Block]	Sales Charge
Sales Load, When Deducted [Text Block]	upon receipt of premium
Sales Load (of Premium Payments), Maximum [Percent]	5.00%
Sales Load (of Premium Payments), Current [Percent]	4.00%
Premium Taxes, Description [Text Block]	Taxes (federal, state and local)
Premium Taxes, When Deducted [Text Block]	upon receipt of premium
Premium Taxes (of Premium Payments), Maximum [Percent]	3.25%
Premium Taxes (of Premium Payments), Current [Percent]	3.25%
Other Surrender Fees, Description [Text Block]	Surrender Charge - for Policy Dates on or after 12/15/2021 (full surrender of Policy)(1)
Other Surrender Fees, When Deducted [Text Block]	from surrender proceeds
Other Surrender Fees, Maximum [Dollars]	$ 57.54
Other Surrender Fees, Minimum [Dollars]	$ 12.48
Transfer Fees, Description [Text Block]	Transfer Fee for Unscheduled Division Transfer
Transfer Fees, When Deducted [Text Block]	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
Periodic Charges [Table Text Block]

Periodic Charges Other Than Annual Underlying Fund Expenses For Policy Dates before December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.17 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.15% of Division Value (annualized charge)
Current		0.00% of Division Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25 per month
Current		$25 per month, decreasing to $10.00 per month after the first Policy Year.
Monthly Policy Issue Charge(1)	monthly
Maximum		$1.01 per $1,000 of Face Amount
Minimum		$0.04 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$0.20 per $1,000 of Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(4)
Current		1.50% of Loan Indebtedness per year(4)
Optional Insurance Benefits (Insured’s risk class is standard or better)
Terminal Illness Death Benefit Advance Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advanced per year
Current		5.50% of death proceeds advanced per year(4)
Salary Increase Rider	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider(1)	monthly
Maximum		$0.51 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.02 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider(1)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Maximum Charge for Representative Insured(2)		$0.40 per $100 of Planned Periodic Premium
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3) The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4) This charge decreases after Policy Year 10.

Periodic Charges Other Than Underlying Fund Operating Expenses
For Policy Dates on or after December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00565 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.17167 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.15% of Division Value (annualized charge)
Current		0.00% of Division Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25.00 per month
Current		$25.00 per month, decreasing to $10.00 per month after the first Policy Year.
Monthly Policy Issue Charge(1)	monthly
Maximum		$1.11925 per $1,000 of Face Amount
Minimum		$0.06737 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$0.29 per $1,000 of Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(4)
Current		1.50% of Loan Indebtedness per year(4)
Optional Insurance Benefits (Rates shown assume Insured’s risk class is standard or better).
Terminal Illness Death Benefit Advance Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advanced per year
Current		5.50% of death proceeds advanced per year(4)
Salary Increase Rider	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider(1)	monthly
Maximum		$0.51 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.02 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider(1)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Maximum Charge for Representative Insured(2)		$0.40 per $100 of Planned Periodic Premium
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3) The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4) This charge decreases after Policy Year 10.

Insurance Cost, Description [Text Block]	Cost of Insurance(1)
Insurance Cost, When Deducted [Text Block]	monthly
Insurance Cost, Representative Investor [Text Block]	Maximum Charge for Representative Insured(2)
Insurance Cost, Maximum [Dollars]	$ 83.33333
Insurance Cost, Minimum [Dollars]	$ 0.00565
Insurance Cost, Footnotes [Text Block]	This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
Administrative Expenses, Description [Text Block]	Monthly Administration Charge
Administrative Expenses, When Deducted [Text Block]	monthly
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Fund Expenses as of December 31, 2025	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.20%	2.50%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.20%
Portfolio Company Expenses Maximum [Percent]	2.50%
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss
You can lose money by investing in a Policy, including loss of principal. . It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
Not a Short Term Investment
This Policy is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. Costs of insurance and other Policy expenses may reduce the value of your Policy and its benefits. In addition, the benefits of tax deferral are better for investors with long time horizons. Partial surrenders may significantly reduce the Policy Value, the death benefit, and any optional benefits and will increase the risk of lapse.

Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance, Monthly Policy Changes, Loan Indebtedness, and/or partial surrenders could cause the Policy to lapse unless additional premiums are paid. Partial surrenders and policy loans increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. It is possible that the Policy could lapse even if your Policy has a rider that is intended to help you manage the risk of lapse. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations on Access to Surrender Value
The Policy should not be viewed as a highly-liquid investment. Your ability to withdraw money from the Policy is restricted and partial surrenders may negatively affect your Policy Value, death benefit, and any optional benefits.

Unscheduled Partial Surrenders
Up to two unscheduled partial surrenders may be made in a Policy Year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the current Net Surrender Value.
Scheduled Partial Surrenders
Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis. Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).
Full Surrender
If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of Policy Years is calculated from the original Policy Date through the surrender date - excluding the period during which the Policy was terminated.
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.
Risks of Underlying Funds
Amounts that you allocate to the Divisions are subject to the risk of poor investment performance. Each Division invests in an Underlying Fund. The performance of each Division depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to an Underlying Fund's investment risks when you invest in the corresponding Division. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund's prospectus. As with all mutual funds, as the value of an Underlying Fund's assets rise or fall, the fund's share price changes.
The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.
Potentially Harmful Transfer Activity
This Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other Policy owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Policy without exception.

Insurance Company Risks
An investment in the Policy is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company is unable to meet its obligations to creditors, it is possible that the Company's obligations to you under this Policy may not be satisfied.

Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. The advisers' revenues from which such compensation is paid may be derived, in whole or in part, from the advisory fees deducted from Underlying Fund assets.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.
Risks Affecting Our Administration of Your Policy
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that may be beyond our control, including systems failures and operational disruptions caused by severe natural or manmade events (e.g., natural disasters, pandemics, cyberattacks). These risks are not unique to the Company and they could materially impact our ability to conduct business, safeguard your personal information, and administer the Policy (e.g., calculate Policy values or Unit values, process Policy transactions). These events could also impact the issuers of these securities in which the Underlying Funds invest, which could cause your Policy to lose value.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-attack or other cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Cybersecurity threats, and the methods and devices used to attack systems and networks, evolve constantly (for example, through the increased use of artificial intelligent ("AI") tools). Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defense that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the Underlying Funds will be able to avoid adverse impacts from cybersecurity incidents including the types of impacts described above. If your Contract is adversely affected as a result of the failure of our cybersecurity controls, we will take reasonable steps to restore your Contract.
Item 10. Standard Death Benefits (N-6) [Table Text Block]
DEATH BENEFITS AND POLICY VALUES
Death Proceeds
We will pay the death proceeds to the beneficiary(ies) subject to the provisions of the policy, after we receive:
•Notice and proof that the Insured died while the policy was in force and before the Policy Maturity Date. Proof of the Insured’s death consists of a certified copy of the death certificate of the Insured.
•Sufficient information to determine our liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; and
•Sufficient evidence that any legal impediments to payment of proceeds that depend on the action of parties other than us are resolved. Legal impediments to payment include, but are not limited to: (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; and (c) the submission of information required to satisfy state and federal reporting requirements.
Payment of the death proceeds will be made within seven Business Days of receipt of the required documentation. We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) as described below. If no beneficiary(ies) survives the Insured, we will pay the death proceeds to the Owner or the Owner’s estate unless you have given us Written Request otherwise.
We will pay death proceeds according to the benefit payment option (shown below) that you have chosen. If you do not select a benefit payment option, your named beneficiary(ies) may each choose to receive payment in a lump sum or according to a benefit payment option. If your beneficiary(ies) does not choose a benefit payment option, we will pay the death proceeds in a lump sum.
Death proceeds, calculated as of the date of death of the Insured, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured’s life;
•B is any Loan Indebtedness; and
•C, if the Insured’s death occurs during a grace period, is the lesser of any overdue Monthly Policy Charges and, if applicable, the amount required to meet any no lapse provision or Death Benefit Guarantee Premium Requirement.
We pay interest on death proceeds as required by law.
Benefit Payment Instructions
While the Insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options shown below. If we have not received written benefit payment instructions from you prior to the Insured’s death, each of your beneficiaries may select either a lump sum distribution or one of the benefit payment options shown below. You may change your benefit payment instructions by sending us Written Request. If you change your beneficiary(ies) designation, your prior benefit payment instructions are automatically revoked.
Benefit Payment Options
Customized Benefit Arrangement
We will make benefit payments based on arrangements you have requested and we have agreed to in writing; e.g., equal payments made over a specified period of time; joint and survivor life income with a reduced survivor benefit, etc.
Life Income
We will make benefit payments for a person’s lifetime; payments stop after the death of that person. It is possible that we would make no payments if the person were to die before the first payment was due.
Life Income with Period Certain
We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that you specify (must be between 5 to 30 years). If the person dies before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designate until the end of the guaranteed period.
Joint and Survivor Life Income
We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that we would make no payments if both persons were to die before the first payment was due.
Joint and Survivor Life Income with Period Certain
We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that you specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designates until the end of the guaranteed period.
These benefit payment options are also available if the Policy matures or is surrendered.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1. The three death benefit options available are:
Death Benefit Option 1
The death benefit equals the greater of:
•the Face Amount; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 2
The death benefit equals the greater of:
•the Face Amount plus the Policy Value; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 3
The death benefit equals the greater of:
•the Face Amount plus the greater of a) premiums paid less partial surrenders and b) zero; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
* The applicable percentage tables are in APPENDIX D and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in APPENDIX D.
Death Benefit Option: 1
Face Amount: $250,000
Policy Value: $150,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test Attained Age: 40
Risk Class: Preferred Non-Tobacco
Applicable Percentage:  250%
Death Benefit = $375,000 ($150,000 x 250%)
For Policy Dates before December 15, 2021, if the Definition of Life Insurance Test was the Cash Value     Accumulation Test, the applicable percentage would be 399.00% (assuming the insured is a male) and the death benefit would be $598,500.
For Policy Dates on or after December 15, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 219.771% (assuming the insured is a male) and the death benefit would be $329,657 (in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date).
Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by us. The effective date of the change will be the Monthly Date that coincides with, or next follows, our approval. If the death benefit option change involves a Face Amount decrease, you may elect to keep the current Face Amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been increases in the Face Amount, the decrease of Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the amount by which the total premiums paid exceed total partial surrenders as of the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore, increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000) - $50,000)	$1,020,000 ($970,000 + $50,000)	$50,000
Maturity Proceeds
If your Policy is in force and the Insured is living on the Policy Maturity Date shown on the Data Pages, you may elect to be paid the Policy's maturity proceeds which are equal to the Net Surrender Value.
Adjustment Options
Increase in Face Amount
You may request an increase provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Face Amount is $50,000 ($10,000 for special underwriting programs). A Face Amount increase request made during the No-Lapse Guarantee Period will increase the No-Lapse Guarantee Monthly Premium for the remainder of the No-Lapse Guarantee Period.
The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:
•the Attained Age of the Insured does not exceed the maximum age limit that applies to the Policy on a new issue basis; and
•the amount of the Face Amount increase is at least the Minimum Face Amount Increase shown on the Data Pages; and
•you supply evidence which satisfies us that the Insured is alive and insurable under our underwriting guidelines then in effect; and
•the death proceeds less the Policy Value does not exceed our maximum limits as defined under our underwriting guidelines then in effect; and
•your policy is not in a grace period; and
•the Face Amount after Adjustment is not less than the Minimum Face Amount shown on the Data Pages; and
•your Monthly Policy Charges or premiums are not being waived under any rider.
The increase in Face Amount is in a risk classification determined by us. The Adjustment is effective on the Monthly Date on or next following our approval of your request.
If you want insurance coverage to start at the time the adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the Face Amount of the Policy, issue age, Gender and tobacco status. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to you. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.
Any adjustment premium payment made in connection with the Adjustment application is held in our General Account without interest (for a period of up to 60 days) while we complete underwriting for the Adjustment. If we approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions, Fixed Account and/or Fixed DCA Accounts according to your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s Face Amount. If there is insufficient value to pay the higher charges after an increase in Face Amount, the entire Policy (not just the incremental increase in Face Amount) will terminate, unless the no-lapse or death benefit guarantees are in effect.
Decrease in Face Amount
On or after the first policy anniversary, you may request a decrease in the Face Amount. No transaction fee is imposed on decreases in the Face Amount. A decrease in Face Amount lowers the cost of insurance charges but does not reduce surrender charges or the No-Lapse Guarantee Monthly Premium requirement. A request for a decrease requires the following:
•the request must be made on an Adjustment application;
•the application must be signed by the Owner(s);
•the Policy is not in a grace period;
•Monthly Policy Charges are not being waived under a waiver rider;
•the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request;
•the decrease may not reduce the Face Amount below $100,000;
•cumulative Face Amount decreases in Policy Years two through five cannot exceed 35% of the Initial Face Amount; and
•if there have been previous increases in the total Face Amount, the decrease of total Face Amount will be made on a last in, first out basis.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in your Divisions, Fixed Account, Fixed DCA Account and Loan Account. Your Policy Value:
•increases as premiums are applied and when interest is credited.
•decreases as policy loans, partial surrenders, unpaid loan interest and policy expenses are deducted.
•can increase or decrease as the investment experience of your chosen Divisions fluctuates.
•may increase due to any Account Value Enhancement amounts credited to your policy.
Account Value Enhancement
The Account Value Enhancement is a Policy Feature that works as a persistency credit beginning in the 11th Policy Year. In Policy Years 11 and later, and provided your policy is not terminated, we may credit your policy with a bonus (i.e., an Account Value Enhancement) on each Monthly Date. The Account Value Enhancement is not guaranteed, and we reserve the right to change or discontinue it at any time and in accordance with applicable law. The Account Value Enhancement, if any, is based on reduced costs in later Policy Years. There is no additional charge for the Account Value Enhancement. The Account Value Enhancement percentage, if any, will be determined on a uniform basis for all policies eligible for an Account Value Enhancement, and any such percentage will be multiplied by your Account Value (your Policy Value excluding any values your policy has in the Loan Account) to determine the amount of your Account Value Enhancement. The annual policy statement we provide to you once each year will indicate the amount of any Account Value Enhancement credited to your policy. We will allocate any Account Value Enhancement according to your most recent premium allocation instructions on file with us.
For more information about how an Account Value Enhancement may impact your Policy, contact your registered representative and request a personalized illustration.

Standard Death Benefit [Text Block]
Death Proceeds
We will pay the death proceeds to the beneficiary(ies) subject to the provisions of the policy, after we receive:
•Notice and proof that the Insured died while the policy was in force and before the Policy Maturity Date. Proof of the Insured’s death consists of a certified copy of the death certificate of the Insured.
•Sufficient information to determine our liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; and
•Sufficient evidence that any legal impediments to payment of proceeds that depend on the action of parties other than us are resolved. Legal impediments to payment include, but are not limited to: (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; and (c) the submission of information required to satisfy state and federal reporting requirements.
Payment of the death proceeds will be made within seven Business Days of receipt of the required documentation. We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) as described below. If no beneficiary(ies) survives the Insured, we will pay the death proceeds to the Owner or the Owner’s estate unless you have given us Written Request otherwise.
We will pay death proceeds according to the benefit payment option (shown below) that you have chosen. If you do not select a benefit payment option, your named beneficiary(ies) may each choose to receive payment in a lump sum or according to a benefit payment option. If your beneficiary(ies) does not choose a benefit payment option, we will pay the death proceeds in a lump sum.
Death proceeds, calculated as of the date of death of the Insured, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured’s life;
•B is any Loan Indebtedness; and
•C, if the Insured’s death occurs during a grace period, is the lesser of any overdue Monthly Policy Charges and, if applicable, the amount required to meet any no lapse provision or Death Benefit Guarantee Premium Requirement.
We pay interest on death proceeds as required by law.
Benefit Payment Instructions
While the Insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options shown below. If we have not received written benefit payment instructions from you prior to the Insured’s death, each of your beneficiaries may select either a lump sum distribution or one of the benefit payment options shown below. You may change your benefit payment instructions by sending us Written Request. If you change your beneficiary(ies) designation, your prior benefit payment instructions are automatically revoked.
Benefit Payment Options
Customized Benefit Arrangement
We will make benefit payments based on arrangements you have requested and we have agreed to in writing; e.g., equal payments made over a specified period of time; joint and survivor life income with a reduced survivor benefit, etc.
Life Income
We will make benefit payments for a person’s lifetime; payments stop after the death of that person. It is possible that we would make no payments if the person were to die before the first payment was due.
Life Income with Period Certain
We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that you specify (must be between 5 to 30 years). If the person dies before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designate until the end of the guaranteed period.
Joint and Survivor Life Income
We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that we would make no payments if both persons were to die before the first payment was due.
Joint and Survivor Life Income with Period Certain
We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that you specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designates until the end of the guaranteed period.
These benefit payment options are also available if the Policy matures or is surrendered.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1. The three death benefit options available are:
Death Benefit Option 1
The death benefit equals the greater of:
•the Face Amount; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 2
The death benefit equals the greater of:
•the Face Amount plus the Policy Value; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 3
The death benefit equals the greater of:
•the Face Amount plus the greater of a) premiums paid less partial surrenders and b) zero; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
* The applicable percentage tables are in APPENDIX D and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in APPENDIX D.
Death Benefit Option: 1
Face Amount: $250,000
Policy Value: $150,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test Attained Age: 40
Risk Class: Preferred Non-Tobacco
Applicable Percentage:  250%
Death Benefit = $375,000 ($150,000 x 250%)
For Policy Dates before December 15, 2021, if the Definition of Life Insurance Test was the Cash Value     Accumulation Test, the applicable percentage would be 399.00% (assuming the insured is a male) and the death benefit would be $598,500.
For Policy Dates on or after December 15, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 219.771% (assuming the insured is a male) and the death benefit would be $329,657 (in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date).
Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by us. The effective date of the change will be the Monthly Date that coincides with, or next follows, our approval. If the death benefit option change involves a Face Amount decrease, you may elect to keep the current Face Amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been increases in the Face Amount, the decrease of Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the amount by which the total premiums paid exceed total partial surrenders as of the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore, increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000) - $50,000)	$1,020,000 ($970,000 + $50,000)	$50,000
Maturity Proceeds
If your Policy is in force and the Insured is living on the Policy Maturity Date shown on the Data Pages, you may elect to be paid the Policy's maturity proceeds which are equal to the Net Surrender Value.
Adjustment Options
Increase in Face Amount
You may request an increase provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Face Amount is $50,000 ($10,000 for special underwriting programs). A Face Amount increase request made during the No-Lapse Guarantee Period will increase the No-Lapse Guarantee Monthly Premium for the remainder of the No-Lapse Guarantee Period.
The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:
•the Attained Age of the Insured does not exceed the maximum age limit that applies to the Policy on a new issue basis; and
•the amount of the Face Amount increase is at least the Minimum Face Amount Increase shown on the Data Pages; and
•you supply evidence which satisfies us that the Insured is alive and insurable under our underwriting guidelines then in effect; and
•the death proceeds less the Policy Value does not exceed our maximum limits as defined under our underwriting guidelines then in effect; and
•your policy is not in a grace period; and
•the Face Amount after Adjustment is not less than the Minimum Face Amount shown on the Data Pages; and
•your Monthly Policy Charges or premiums are not being waived under any rider.
The increase in Face Amount is in a risk classification determined by us. The Adjustment is effective on the Monthly Date on or next following our approval of your request.
If you want insurance coverage to start at the time the adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the Face Amount of the Policy, issue age, Gender and tobacco status. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to you. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.
Any adjustment premium payment made in connection with the Adjustment application is held in our General Account without interest (for a period of up to 60 days) while we complete underwriting for the Adjustment. If we approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions, Fixed Account and/or Fixed DCA Accounts according to your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s Face Amount. If there is insufficient value to pay the higher charges after an increase in Face Amount, the entire Policy (not just the incremental increase in Face Amount) will terminate, unless the no-lapse or death benefit guarantees are in effect.
Decrease in Face Amount
On or after the first policy anniversary, you may request a decrease in the Face Amount. No transaction fee is imposed on decreases in the Face Amount. A decrease in Face Amount lowers the cost of insurance charges but does not reduce surrender charges or the No-Lapse Guarantee Monthly Premium requirement. A request for a decrease requires the following:
•the request must be made on an Adjustment application;
•the application must be signed by the Owner(s);
•the Policy is not in a grace period;
•Monthly Policy Charges are not being waived under a waiver rider;
•the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request;
•the decrease may not reduce the Face Amount below $100,000;
•cumulative Face Amount decreases in Policy Years two through five cannot exceed 35% of the Initial Face Amount; and
•if there have been previous increases in the total Face Amount, the decrease of total Face Amount will be made on a last in, first out basis.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in your Divisions, Fixed Account, Fixed DCA Account and Loan Account. Your Policy Value:
•increases as premiums are applied and when interest is credited.
•decreases as policy loans, partial surrenders, unpaid loan interest and policy expenses are deducted.
•can increase or decrease as the investment experience of your chosen Divisions fluctuates.
•may increase due to any Account Value Enhancement amounts credited to your policy.
Account Value Enhancement
The Account Value Enhancement is a Policy Feature that works as a persistency credit beginning in the 11th Policy Year. In Policy Years 11 and later, and provided your policy is not terminated, we may credit your policy with a bonus (i.e., an Account Value Enhancement) on each Monthly Date. The Account Value Enhancement is not guaranteed, and we reserve the right to change or discontinue it at any time and in accordance with applicable law. The Account Value Enhancement, if any, is based on reduced costs in later Policy Years. There is no additional charge for the Account Value Enhancement. The Account Value Enhancement percentage, if any, will be determined on a uniform basis for all policies eligible for an Account Value Enhancement, and any such percentage will be multiplied by your Account Value (your Policy Value excluding any values your policy has in the Loan Account) to determine the amount of your Account Value Enhancement. The annual policy statement we provide to you once each year will indicate the amount of any Account Value Enhancement credited to your policy. We will allocate any Account Value Enhancement according to your most recent premium allocation instructions on file with us.
For more information about how an Account Value Enhancement may impact your Policy, contact your registered representative and request a personalized illustration.

Item 11. Other Benefits Available (N-6) [Text Block]	BENEFITS AVAILABLE UNDER THE POLICY
In addition to the standard death benefit associated with the Policy, other standard and/or optional benefits may also be available. The following table summarizes information about those benefits. For information about the fees associated with each benefit included in the table, if any, see SUMMARY: FEE TABLES.

Subject to certain conditions, you may add one or more of the optional insurance benefits summarized in the table below. More information follows the table, and detailed information may be obtained from a registered representative or our Home Office. Not all benefits (including those referred to below as "standard") are available to all Owners or in all states, and provisions may vary. In addition, depending on your financial professional or your financial professional's firm, certain benefits may not be available, or may be available on different terms. SEE GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations.

Name of Benefit	Purpose	Standard/Optional	Charge	Other Restrictions/Limitations
Change of Insured	Allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Chronic Illness Death Benefit Advance Rider	Allows you to receive an advance of a portion of the death benefit if the Insured is chronically ill	Standard(1)	No(2)	For terms and conditions, see Data Pages and the rider form for your specific state. Receipt of a death benefit advance may be taxable. Before you make a claim for an advance, seek assistance from your personal tax advisor.
Cost of Living Increase	Provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability	Standard(1)	No(3)
Death Benefit Guarantee	Guarantees the Policy will not lapse before the Insured attains age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement	Standard(1)	No	If the rider terminates, it may not be reinstated.
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Salary Increase	Provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability.	Optional	Yes	available on business cases only. If you elect this rider, we will not add the Cost of Living Increase Rider to your Policy.
Surrender Value Enhancement	Provides for a waiver of a portion of the surrender charges for a limited time	Optional	Yes	only available for business and approved premium finance cases. Surrender cannot be related to a replacement or exchange. If you use this rider, you cannot use of the Cost of Living Increase Rider.
Terminal Illness Death Benefit Advance Rider	Allows You to request an advance of a portion of the death benefit if the Insured becomes terminally ill	Standard(1)	Yes(4)	Receipt of a death benefit advance may be taxable. Before you make a claim for an advance, seek assistance from your personal tax advisor.
Waiver of Monthly Policy Charge	Pays the Monthly Policy Charges of the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
Waiver of Specified Premium	Pays the Planned Periodic Premium on the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
(1)    Availability of these riders varies. See the more detailed information below.
(2)    Death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced. In addition, we may, in the future, charge an administrative fee of up to $150 for each advance.
(3)     Additional charges apply to increased Face Amount.
(4)    Death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged. In addition, we may, in the future, charge an administrative fee of up to $150 for each death benefit advance.

Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, tobacco status and risk classification of the newly named Insured. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.
Chronic Illness Death Benefit Advance Rider
This rider, if issued according to underwriting guidelines and state availability, allows you to receive an advance of a portion of the death benefit if the Insured is chronically ill (as defined in the rider). The minimum and maximum amounts available, and any terms, conditions, and limitations, are indicated on your Data Pages and the rider form for your specific state. Receipt of a death benefit advance may be taxable. Before you make a claim for a chronic illness death benefit advance, You should seek assistance from Your personal tax advisor.
There is no charge for this rider; however, if death proceeds are advanced pursuant to the rider, the advance is reduced each year due to early receipt of death proceeds during an applicable chronic illness. There is an administrative fee of up to $150 for each death benefit advance.
Cost of Living Increase Rider
This rider is added automatically to all Policies with a risk classification of standard or better where the Insured’s issue age is 52 or under, unless you elect the Salary Increase Rider. This rider provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability. There is no charge for adding this rider; however, we will increase the monthly policy charge and surrender charge to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and on the third Policy Anniversary the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000.
Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement. This rider provides that your Policy will not lapse before Insured’s Attained Age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement. The Death Benefit Guarantee Premium Requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions, and an illustration (available at no charge from your registered representative or our home office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy.
If on any Monthly Date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated (except in states where reinstatement is required). The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.
Life Paid-Up Rider (Overloan Protection)
This rider may be elected at any time prior to the Policy Maturity Date. Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance. The rider benefit will begin on any Monthly Date the following conditions are satisfied:

•the Loan Indebtedness is at least the following percentages of the Surrender Value:
◦92% current (92% guaranteed) for the guideline premium test; or
◦90% current (86% guaranteed) for the cash value accumulation test.
•there is sufficient Net Surrender Value to cover the one-time rider charge;
•the Insured’s Attained Age is 75 years or older;
•the Policy has been in force for at least 15 Policy Years; and
•premiums paid have been surrendered.
The amount of Loan Indebtedness is stated in the annual policy statement you receive each Policy Year.
Once the rider benefit begins:
•All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•No new premium payments, Face Amount Adjustments, partial surrenders or loans are allowed.
•If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•All optional riders will automatically be terminated.
There is a one-time maximum charge of 13.5% of the Policy Value, which is taken from the Policy Value on the date the rider benefit begins. For example, if your Policy Value is $100,000, it will be reduced by $13,500 when the benefit begins. We will send you new data pages reflecting the change. You have the right to reject this change by giving us Notice.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.
Salary Increase Rider
This rider is available on business owned or business sponsored Policies only and may be elected at any time prior to issue. If elected, the Cost of Living Increase Rider is not available. This rider provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability. The rider benefit amount is any amount you select subject to the then current underwriting guidelines. For Insureds with a risk classification of standard or better, the charge for this rider is taken at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000. When exercised, the Monthly Policy Charge and surrender charge will be increased to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000. Since the rider benefit does not exceed $30,000, there would not be a charge for this rider.
Surrender Value Enhancement Rider
This rider is only available for Policies issued for business cases and approved premium finance cases. Premium financing involves the lending of money, typically by a third party finance entity, to cover the cost of an insurance premium. Policies with the rider must be sufficiently funded as defined in our then current underwriting guidelines. The rider may not be added after the Policy has been issued.
This rider provides for a waiver of a portion of the surrender charges for a limited time. If you fully surrender your Policy within the first seven Policy Years, we will reduce the amount of surrender charge we collect; provided, however, that the full policy surrender is not related to a replacement or exchange. In addition, we may provide an additional amount that is equivalent to a stated percentage of the sum of premiums received less partial surrenders since issue. The additional amount varies by age, gender and risk class of the Insured. The use of this rider disqualifies the use of the Cost of Living Increase Rider and the Salary Increase Rider. If the Policy is issued with the rider, an additional sales charge (independent of the sales charge applicable to all Policies) is imposed on premium paid in excess of Target Premium in the first seven Policy Years. Contact your registered representative to see if this rider is available for your Policy, to obtain more information about the additional sales charges that would apply to you under this rider, and to request a personalized illustration.
Terminal Illness Death Benefit Advance Rider
This rider, if issued according to underwriting guidelines and state availability, allows you to request an advance of a portion of the death benefit if the Insured becomes terminally ill. Up to 75% of the Face Amount, minus any outstanding Loan Indebtedness and previously paid advance benefit, may be requested, up to a maximum of $1,000,000, provided that the Insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. (The definition of terminal illness may be different in some states.) A lien is placed against the Policy Value and death benefit in an amount equal to the death benefit advance plus interest charged during the advance period. Interest charged on the advance will not exceed 5.50% annually. Interest will accrue daily on the advance at the annual interest rate. Accrued interest is added to the death benefit advance on the policy anniversary and will bear interest. The death proceeds payable upon the death of the Insured will be reduced by the amount of the lien. In addition, we may, in the future, charge a one-time maximum administrative fee of $150.
For example, assume the Insured is terminally ill and elects to request a $40,000 advance. When the Insured dies, the death proceeds are reduced by $40,000 and 5% interest on that amount ($2,000 if the loan was outstanding for one year), accrued as noted above.
Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.
Waiver of Monthly Policy Charges Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Monthly Policy Charges of the
Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.
Waiver of Specified Premium Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Planned Periodic Premium on the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard/Optional	Charge	Other Restrictions/Limitations
Change of Insured	Allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Chronic Illness Death Benefit Advance Rider	Allows you to receive an advance of a portion of the death benefit if the Insured is chronically ill	Standard(1)	No(2)	For terms and conditions, see Data Pages and the rider form for your specific state. Receipt of a death benefit advance may be taxable. Before you make a claim for an advance, seek assistance from your personal tax advisor.
Cost of Living Increase	Provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability	Standard(1)	No(3)
Death Benefit Guarantee	Guarantees the Policy will not lapse before the Insured attains age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement	Standard(1)	No	If the rider terminates, it may not be reinstated.
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Salary Increase	Provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability.	Optional	Yes	available on business cases only. If you elect this rider, we will not add the Cost of Living Increase Rider to your Policy.
Surrender Value Enhancement	Provides for a waiver of a portion of the surrender charges for a limited time	Optional	Yes	only available for business and approved premium finance cases. Surrender cannot be related to a replacement or exchange. If you use this rider, you cannot use of the Cost of Living Increase Rider.
Terminal Illness Death Benefit Advance Rider	Allows You to request an advance of a portion of the death benefit if the Insured becomes terminally ill	Standard(1)	Yes(4)	Receipt of a death benefit advance may be taxable. Before you make a claim for an advance, seek assistance from your personal tax advisor.
Waiver of Monthly Policy Charge	Pays the Monthly Policy Charges of the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
Waiver of Specified Premium	Pays the Planned Periodic Premium on the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
(1)    Availability of these riders varies. See the more detailed information below.
(2)    Death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced. In addition, we may, in the future, charge an administrative fee of up to $150 for each advance.
(3)     Additional charges apply to increased Face Amount.
(4) Death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged. In addition, we may, in the future, charge an administrative fee of up to $150 for each death benefit advance.
Standard Benefit [Flag]	true
Benefits Description [Table Text Block]
Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, tobacco status and risk classification of the newly named Insured. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.
Chronic Illness Death Benefit Advance Rider
This rider, if issued according to underwriting guidelines and state availability, allows you to receive an advance of a portion of the death benefit if the Insured is chronically ill (as defined in the rider). The minimum and maximum amounts available, and any terms, conditions, and limitations, are indicated on your Data Pages and the rider form for your specific state. Receipt of a death benefit advance may be taxable. Before you make a claim for a chronic illness death benefit advance, You should seek assistance from Your personal tax advisor.
There is no charge for this rider; however, if death proceeds are advanced pursuant to the rider, the advance is reduced each year due to early receipt of death proceeds during an applicable chronic illness. There is an administrative fee of up to $150 for each death benefit advance.
Cost of Living Increase Rider
This rider is added automatically to all Policies with a risk classification of standard or better where the Insured’s issue age is 52 or under, unless you elect the Salary Increase Rider. This rider provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability. There is no charge for adding this rider; however, we will increase the monthly policy charge and surrender charge to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and on the third Policy Anniversary the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000.
Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement. This rider provides that your Policy will not lapse before Insured’s Attained Age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement. The Death Benefit Guarantee Premium Requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions, and an illustration (available at no charge from your registered representative or our home office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy.
If on any Monthly Date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated (except in states where reinstatement is required). The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.
Life Paid-Up Rider (Overloan Protection)
This rider may be elected at any time prior to the Policy Maturity Date. Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance. The rider benefit will begin on any Monthly Date the following conditions are satisfied:

•the Loan Indebtedness is at least the following percentages of the Surrender Value:
◦92% current (92% guaranteed) for the guideline premium test; or
◦90% current (86% guaranteed) for the cash value accumulation test.
•there is sufficient Net Surrender Value to cover the one-time rider charge;
•the Insured’s Attained Age is 75 years or older;
•the Policy has been in force for at least 15 Policy Years; and
•premiums paid have been surrendered.
The amount of Loan Indebtedness is stated in the annual policy statement you receive each Policy Year.
Once the rider benefit begins:
•All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•No new premium payments, Face Amount Adjustments, partial surrenders or loans are allowed.
•If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•All optional riders will automatically be terminated.
There is a one-time maximum charge of 13.5% of the Policy Value, which is taken from the Policy Value on the date the rider benefit begins. For example, if your Policy Value is $100,000, it will be reduced by $13,500 when the benefit begins. We will send you new data pages reflecting the change. You have the right to reject this change by giving us Notice.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.
Salary Increase Rider
This rider is available on business owned or business sponsored Policies only and may be elected at any time prior to issue. If elected, the Cost of Living Increase Rider is not available. This rider provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability. The rider benefit amount is any amount you select subject to the then current underwriting guidelines. For Insureds with a risk classification of standard or better, the charge for this rider is taken at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000. When exercised, the Monthly Policy Charge and surrender charge will be increased to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000. Since the rider benefit does not exceed $30,000, there would not be a charge for this rider.
Surrender Value Enhancement Rider
This rider is only available for Policies issued for business cases and approved premium finance cases. Premium financing involves the lending of money, typically by a third party finance entity, to cover the cost of an insurance premium. Policies with the rider must be sufficiently funded as defined in our then current underwriting guidelines. The rider may not be added after the Policy has been issued.
This rider provides for a waiver of a portion of the surrender charges for a limited time. If you fully surrender your Policy within the first seven Policy Years, we will reduce the amount of surrender charge we collect; provided, however, that the full policy surrender is not related to a replacement or exchange. In addition, we may provide an additional amount that is equivalent to a stated percentage of the sum of premiums received less partial surrenders since issue. The additional amount varies by age, gender and risk class of the Insured. The use of this rider disqualifies the use of the Cost of Living Increase Rider and the Salary Increase Rider. If the Policy is issued with the rider, an additional sales charge (independent of the sales charge applicable to all Policies) is imposed on premium paid in excess of Target Premium in the first seven Policy Years. Contact your registered representative to see if this rider is available for your Policy, to obtain more information about the additional sales charges that would apply to you under this rider, and to request a personalized illustration.
Terminal Illness Death Benefit Advance Rider
This rider, if issued according to underwriting guidelines and state availability, allows you to request an advance of a portion of the death benefit if the Insured becomes terminally ill. Up to 75% of the Face Amount, minus any outstanding Loan Indebtedness and previously paid advance benefit, may be requested, up to a maximum of $1,000,000, provided that the Insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. (The definition of terminal illness may be different in some states.) A lien is placed against the Policy Value and death benefit in an amount equal to the death benefit advance plus interest charged during the advance period. Interest charged on the advance will not exceed 5.50% annually. Interest will accrue daily on the advance at the annual interest rate. Accrued interest is added to the death benefit advance on the policy anniversary and will bear interest. The death proceeds payable upon the death of the Insured will be reduced by the amount of the lien. In addition, we may, in the future, charge a one-time maximum administrative fee of $150.
For example, assume the Insured is terminally ill and elects to request a $40,000 advance. When the Insured dies, the death proceeds are reduced by $40,000 and 5% interest on that amount ($2,000 if the loan was outstanding for one year), accrued as noted above.
Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.
Waiver of Monthly Policy Charges Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Monthly Policy Charges of the
Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.
Waiver of Specified Premium Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Planned Periodic Premium on the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX A

UNDERLYING FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/VULIncome4Report. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to lifeinsurance@principal.com.

The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations.

Type	Fund Name	Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Small/Mid U.S. Equity	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class A	Alliance Bernstein L.P.	0.82%	2.89%	8.75%	8.55%
International Equity	AB Variable Products Series Fund, Inc. International Value Portfolio Class A	Alliance Bernstein L.P.	0.90%	41.70%	10.47%	6.64%
Small/Mid U.S. Equity	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class A [1,2]	Alliance Bernstein L.P.	0.90%	4.80%	(0.44)%	11.26%

Asset Allocation	American Funds Insurance Series® American Funds ® Global Balanced Fund Class 2	Capital Research and Management Company	0.76%	17.14%	6.11%	7.69%
Large U.S. Equity	American Funds Insurance Series® Growth Fund Class 2	Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
International Equity	American Funds Insurance Series® EUPAC Fund Class 2 [1,10]	Capital Research and Management Company	0.72%	26.77%	3.40%	7.00%
International Equity	American Funds Insurance Series® New World Fund ® Class 2	Capital Research and Management Company	0.82%	28.29%	5.33%	9.25%
Large U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund Class 2 [1]	Capital Research and Management Company	0.50%	17.21%	13.89%	12.36%
Small/Mid U.S. Equity	BNY Mellon Investment Portfolios MidCap Stock Portfolio Service Shares [1]	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.05%	9.81%	9.39%	8.51%
Fixed Income	Calvert Variable Trust, Inc. CVT Investment Grade Bond Index Portfolio Class I [1]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.32%	6.90%	(0.44)%	1.87%
Small/Mid U.S. Equity	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio Class F1	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.6%	12.23%	5.62%	9.08%

Small/Mid U.S. Equity	Calvert Variable Trust, Inc. CVT S&P MidCap 400 Index Portfolio Class F [1]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.53%	6.92%	8.55%	10.13%
Large U.S. Equity	Calvert Variable Trust, Inc. CVT S&P 500 Index Portfolio [1,3]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.28%	17.50%	14.09%	14.47%
International Equity	Columbia Funds Variable Insurance Trust Acorn International Fund [1,4]	Columbia Wanger Asset Management, LLC	1.09%	12.76%	(1.00)%	4.31%
Small/Mid U.S. Equity	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B	DWS Investment Management Americas, Inc.	1.17%	17.85%	9.27%	7.18%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Equity-Income Portfolio SM Service Class 2	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.71%	18.75%	12.23%	11.32%

Fixed Income	Fidelity® Variable Insurance Products Trust I Fidelity® VIP High Income Portfolio Service Class 2	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	1.06%	10.31%	4.00%	5.34%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.79%	21.24%	15.08%	15.49%
Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Extended Market Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.37%	12.03%	7.75%

International Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP International Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.41%	32.82%	7.76%	6.79%
Asset Allocation	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Total Market Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.37%	12.03%	7.75%
Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust III Fidelity® VIP Mid Cap Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.80%	11.49%	9.83%	10.31%

Other - Equity Energy	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2 [3]	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.85%	10.34%	23.86%	7.69%

Money Market	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Service Class	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.35%	4.03%	3.02%	1.95%
International Equity	Franklin Templeton Variable Insurance Product Trust Franklin Mutual Global Discovery VIP Fund Class 2	Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Large U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Rising Dividends VIP Fund Class 2	Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
Small/Mid U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Small Cap Value VIP Fund Class 2 [1]	Franklin Mutual Advisers, LLC	0.91%	7.65%	8.86%	9.81%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 2 [1]	Templeton Asset Management, Ltd.	0.75%	15.73%	(0.96)%	(0.15)%

Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Franchise Fund Series II	Invesco Advisers, Inc.	1.1%	11.39%	10.08%	14.58%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Value Fund Series I	Invesco Advisers, Inc.	0.89%	21.00%	17.85%	12.29%
Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Core Equity Fund Series II	Invesco Advisers, Inc.	1.05%	15.88%	12.52%	11.46%
Other - Health	Invesco Variable Insurance Funds Invesco V.I. Health Care Fund Series I	Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Main Street Mid Cap Fund Series II	Invesco Advisers, Inc.	1.19%	8.96%	8.83%	9.08%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Main Street Small Cap Fund® Series II	Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
International Equity	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1,2]	Janus Henderson Investors US LLC	0.99%	17.26%
Small/Mid U.S. Equity	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Large U.S. Equity	Janus Aspen Series Trust Janus Henderson Forty Portfolio Service Shares	Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%
Other - Technology	Janus Aspen Series Trust Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%

Small/Mid U.S. Equity	Legg Mason Partners Variable Income Trust ClearBridge Variable Mid Cap Portfolio Class I	Franklin Templeton Fund Adviser, LLC/ ClearBridge Investments, LLC	0.82%	4.35%	4.50%	7.50%
Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Capital Appreciation Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.62%	6.56%	5.02%	11.31%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP Avantis Large Cap Value Fund Service Class [7]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.96%	14.56%	8.51%	10.12%
Inflation - Protected Bond	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.72%	6.33%	0.62%	2.61%

Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	1.01%	8.83%	8.72%	8.96%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Value Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.86%	15.85%	11.47%	10.07%
Small/Mid U.S. Equity	Lord Abbett Series Fund, Inc. Developing Growth Portfolio Class VC [1]	Lord Abbett	1.27%	14.59%	(1.17)%	11.03%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [1]	Massachusetts Financial Services Company	1.12%	12.56%	(0.54)%	10.46%
Other - Utilities	MFS® Variable Insurance Trust MFS® Utilities Series Service Class [1]	Massachusetts Financial Services Company	1.03%	14.76%	7.38%	9.22%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust II MFS® Blended Research Small Cap Equity Portfolio Service Class [1]	Massachusetts Financial Services Company	0.83%	5.49%	6.62%	8.82%

Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Service Class	Massachusetts Financial Services Company	1.04%	5.75%	9.90%	9.69%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class[1]	Massachusetts Financial Services Company	1.13%	2.88%	8.22%	10.30%
Large U.S. Equity	Neuberger Berman Advisers Management Trust Quality Equity Portfolio Class I [5]	Neuberger Berman Investment Advisers, LLC	0.87%	13.74%	12.83%	12.94%
Small/Mid U.S. Equity	Nomura Funds Nomura VIP Small Cap Value Series Service Class [6,1]	Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.84%	1.04%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Balanced ETF Portfolio Class 2	Valmark Advisers, Inc./Milliman Financial Risk Management, LLC	0.76%	9.03%	3.83%	4.92%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Moderately Aggressive ETF Portfolio Class 2 [8]	Valmark Advisers, Inc../ Milliman Financial Risk Management, LLC	0.75%	11.65%	5.36%	6.13%

Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Moderate ETF Portfolio Class 2 [9]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.75%	10.36%	4.74%	5.72%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Core Bond Plus Account Class 1	Principal Global Investors, LLC	0.50%	7.46%	(0.48)%	2.36%
International Equity	Principal Variable Contract Funds, Inc. PVC – Diversified International Account Class 1	Principal Global Investors, LLC	0.86%	32.36%	7.40%	8.08%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 1	Principal Global Investors, LLC	0.48%	15.50%	10.21%	11.51%
International Equity	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1	Principal Global Investors, LLC	1.12%	37.27%	5.06%	8.12%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.91%	(0.23)%	1.26%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1	Principal Global Investors, LLC/Liss Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.	0.67%	11.39%	9.44%	15.00%

Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 1	Principal Global Investors, LLC	0.20%	17.62%	14.14%	14.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 2	Principal Global Investors, LLC	0.78%	1.52%	8.06%	12.30%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 1	Principal Global Investors, LLC	0.88%	13.22%	13.53%	14.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1	Principal Global Investors, LLC	0.47%	11.33%	4.65%	6.77%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account Class 1	Principal Global Investors, LLC	0.50%	13.21%	5.91%	8.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1	Principal Global Investors, LLC	0.54%	15.57%	7.56%	9.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1	Principal Global Investors, LLC	0.58%	17.50%	8.77%	10.22%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2060 Account Class 1	Principal Global Investors, LLC	0.61%	17.68%	8.97%	10.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime Strategic Income Account Class 1	Principal Global Investors, LLC	0.48%	10.45%	3.48%	4.98%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 1	Principal Global Investors, LLC/Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%

Short - Term Fixed Income	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1	Principal Global Investors, LLC	0.42%	5.48%	2.33%	2.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 1	Principal Global Investors, LLC	0.984%	15.10%	6.29%	9.57%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 1	Principal Global Investors, LLC	0.68%	14.00%	7.27%	8.29%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 1	Principal Global Investors, LLC	0.67%	11.69%	5.04%	6.39%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 1	Principal Global Investors, LLC	0.72%	15.56%	9.00%	9.94%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 1	Principal Global Investors, LLC	0.64%	9.96%	3.57%	5.12%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 1	Principal Global Investors, LLC	0.75%	16.86%	10.16%	10.96%
Large U.S. Equity	Putnam Variable Trust Putnam VT Large Cap Growth Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	0.88%	14.34%	13.44%	17.66%

Small/Mid U.S. Equity	Putnam Variable Trust Putnam VT Small Cap Growth Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.12%	8.80%	6.18%	11.45%
Small/Mid U.S. Equity	Putnam Variable Trust Putnam VT Small Cap Value Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.02%	5.27%	10.99%	9.13%
Other - Natural Resources	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Class S	VanEck Associates Corporation	1.32%	36.17%	10.24%	8.06%

1. The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
2. This fund is closed to new investors with an application signature date of February 1, 2013, and after.
3. This fund is closed to new investors with an application signature date of April 25, 2014.
4. This fund became available for investment on June 2, 2022.
5. This Fund became available for investment on May 31, 2025.
6. Prior to June 2, 2025, the name of this fund was the Wanger Acorn International Fund.
7. Prior to July 28, 2025, the name of this fund was the AMT Sustainable Equity Portfolio.
8. Prior to December 1, 2025, the name of this fund was the Macquarie VIP Small Cap Value Series.
9. Prior to May 1, 2026, the name of this fund was the LVIP American Century Disciplined Core Value Fund.
10. Prior to May 1, 2026, the name of this fund was the TOPS ® Managed Risk Growth ETF Portfolio.
11. Prior to May 1, 2026, the name of this fund was the TOPS ® Managed Risk Moderate Growth ETF Portfolio.
12. Prior to May 1, 2026, the name of this fund was the American Funds Insurance Series International Fund.
Prospectuses Available [Text Block]
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/VULIncome4Report. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to lifeinsurance@principal.com.

The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations.

Portfolio Companies [Table Text Block]

Type	Fund Name	Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Small/Mid U.S. Equity	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class A	Alliance Bernstein L.P.	0.82%	2.89%	8.75%	8.55%
International Equity	AB Variable Products Series Fund, Inc. International Value Portfolio Class A	Alliance Bernstein L.P.	0.90%	41.70%	10.47%	6.64%
Small/Mid U.S. Equity	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class A [1,2]	Alliance Bernstein L.P.	0.90%	4.80%	(0.44)%	11.26%

Asset Allocation	American Funds Insurance Series® American Funds ® Global Balanced Fund Class 2	Capital Research and Management Company	0.76%	17.14%	6.11%	7.69%
Large U.S. Equity	American Funds Insurance Series® Growth Fund Class 2	Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
International Equity	American Funds Insurance Series® EUPAC Fund Class 2 [1,10]	Capital Research and Management Company	0.72%	26.77%	3.40%	7.00%
International Equity	American Funds Insurance Series® New World Fund ® Class 2	Capital Research and Management Company	0.82%	28.29%	5.33%	9.25%
Large U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund Class 2 [1]	Capital Research and Management Company	0.50%	17.21%	13.89%	12.36%
Small/Mid U.S. Equity	BNY Mellon Investment Portfolios MidCap Stock Portfolio Service Shares [1]	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.05%	9.81%	9.39%	8.51%
Fixed Income	Calvert Variable Trust, Inc. CVT Investment Grade Bond Index Portfolio Class I [1]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.32%	6.90%	(0.44)%	1.87%
Small/Mid U.S. Equity	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio Class F1	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.6%	12.23%	5.62%	9.08%

Small/Mid U.S. Equity	Calvert Variable Trust, Inc. CVT S&P MidCap 400 Index Portfolio Class F [1]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.53%	6.92%	8.55%	10.13%
Large U.S. Equity	Calvert Variable Trust, Inc. CVT S&P 500 Index Portfolio [1,3]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.28%	17.50%	14.09%	14.47%
International Equity	Columbia Funds Variable Insurance Trust Acorn International Fund [1,4]	Columbia Wanger Asset Management, LLC	1.09%	12.76%	(1.00)%	4.31%
Small/Mid U.S. Equity	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B	DWS Investment Management Americas, Inc.	1.17%	17.85%	9.27%	7.18%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Equity-Income Portfolio SM Service Class 2	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.71%	18.75%	12.23%	11.32%

Fixed Income	Fidelity® Variable Insurance Products Trust I Fidelity® VIP High Income Portfolio Service Class 2	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	1.06%	10.31%	4.00%	5.34%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.79%	21.24%	15.08%	15.49%
Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Extended Market Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.37%	12.03%	7.75%

International Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP International Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.41%	32.82%	7.76%	6.79%
Asset Allocation	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Total Market Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.37%	12.03%	7.75%
Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust III Fidelity® VIP Mid Cap Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.80%	11.49%	9.83%	10.31%

Other - Equity Energy	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2 [3]	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.85%	10.34%	23.86%	7.69%

Money Market	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Service Class	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.35%	4.03%	3.02%	1.95%
International Equity	Franklin Templeton Variable Insurance Product Trust Franklin Mutual Global Discovery VIP Fund Class 2	Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Large U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Rising Dividends VIP Fund Class 2	Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
Small/Mid U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Small Cap Value VIP Fund Class 2 [1]	Franklin Mutual Advisers, LLC	0.91%	7.65%	8.86%	9.81%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 2 [1]	Templeton Asset Management, Ltd.	0.75%	15.73%	(0.96)%	(0.15)%

Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Franchise Fund Series II	Invesco Advisers, Inc.	1.1%	11.39%	10.08%	14.58%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Value Fund Series I	Invesco Advisers, Inc.	0.89%	21.00%	17.85%	12.29%
Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Core Equity Fund Series II	Invesco Advisers, Inc.	1.05%	15.88%	12.52%	11.46%
Other - Health	Invesco Variable Insurance Funds Invesco V.I. Health Care Fund Series I	Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Main Street Mid Cap Fund Series II	Invesco Advisers, Inc.	1.19%	8.96%	8.83%	9.08%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Main Street Small Cap Fund® Series II	Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
International Equity	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1,2]	Janus Henderson Investors US LLC	0.99%	17.26%
Small/Mid U.S. Equity	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Large U.S. Equity	Janus Aspen Series Trust Janus Henderson Forty Portfolio Service Shares	Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%
Other - Technology	Janus Aspen Series Trust Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%

Small/Mid U.S. Equity	Legg Mason Partners Variable Income Trust ClearBridge Variable Mid Cap Portfolio Class I	Franklin Templeton Fund Adviser, LLC/ ClearBridge Investments, LLC	0.82%	4.35%	4.50%	7.50%
Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Capital Appreciation Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.62%	6.56%	5.02%	11.31%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP Avantis Large Cap Value Fund Service Class [7]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.96%	14.56%	8.51%	10.12%
Inflation - Protected Bond	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.72%	6.33%	0.62%	2.61%

Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	1.01%	8.83%	8.72%	8.96%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Value Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.86%	15.85%	11.47%	10.07%
Small/Mid U.S. Equity	Lord Abbett Series Fund, Inc. Developing Growth Portfolio Class VC [1]	Lord Abbett	1.27%	14.59%	(1.17)%	11.03%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [1]	Massachusetts Financial Services Company	1.12%	12.56%	(0.54)%	10.46%
Other - Utilities	MFS® Variable Insurance Trust MFS® Utilities Series Service Class [1]	Massachusetts Financial Services Company	1.03%	14.76%	7.38%	9.22%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust II MFS® Blended Research Small Cap Equity Portfolio Service Class [1]	Massachusetts Financial Services Company	0.83%	5.49%	6.62%	8.82%

Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Service Class	Massachusetts Financial Services Company	1.04%	5.75%	9.90%	9.69%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class[1]	Massachusetts Financial Services Company	1.13%	2.88%	8.22%	10.30%
Large U.S. Equity	Neuberger Berman Advisers Management Trust Quality Equity Portfolio Class I [5]	Neuberger Berman Investment Advisers, LLC	0.87%	13.74%	12.83%	12.94%
Small/Mid U.S. Equity	Nomura Funds Nomura VIP Small Cap Value Series Service Class [6,1]	Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.84%	1.04%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Balanced ETF Portfolio Class 2	Valmark Advisers, Inc./Milliman Financial Risk Management, LLC	0.76%	9.03%	3.83%	4.92%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Moderately Aggressive ETF Portfolio Class 2 [8]	Valmark Advisers, Inc../ Milliman Financial Risk Management, LLC	0.75%	11.65%	5.36%	6.13%

Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Moderate ETF Portfolio Class 2 [9]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.75%	10.36%	4.74%	5.72%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Core Bond Plus Account Class 1	Principal Global Investors, LLC	0.50%	7.46%	(0.48)%	2.36%
International Equity	Principal Variable Contract Funds, Inc. PVC – Diversified International Account Class 1	Principal Global Investors, LLC	0.86%	32.36%	7.40%	8.08%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 1	Principal Global Investors, LLC	0.48%	15.50%	10.21%	11.51%
International Equity	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1	Principal Global Investors, LLC	1.12%	37.27%	5.06%	8.12%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.91%	(0.23)%	1.26%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1	Principal Global Investors, LLC/Liss Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.	0.67%	11.39%	9.44%	15.00%

Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 1	Principal Global Investors, LLC	0.20%	17.62%	14.14%	14.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 2	Principal Global Investors, LLC	0.78%	1.52%	8.06%	12.30%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 1	Principal Global Investors, LLC	0.88%	13.22%	13.53%	14.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1	Principal Global Investors, LLC	0.47%	11.33%	4.65%	6.77%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account Class 1	Principal Global Investors, LLC	0.50%	13.21%	5.91%	8.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1	Principal Global Investors, LLC	0.54%	15.57%	7.56%	9.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1	Principal Global Investors, LLC	0.58%	17.50%	8.77%	10.22%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2060 Account Class 1	Principal Global Investors, LLC	0.61%	17.68%	8.97%	10.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime Strategic Income Account Class 1	Principal Global Investors, LLC	0.48%	10.45%	3.48%	4.98%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 1	Principal Global Investors, LLC/Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%

Short - Term Fixed Income	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1	Principal Global Investors, LLC	0.42%	5.48%	2.33%	2.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 1	Principal Global Investors, LLC	0.984%	15.10%	6.29%	9.57%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 1	Principal Global Investors, LLC	0.68%	14.00%	7.27%	8.29%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 1	Principal Global Investors, LLC	0.67%	11.69%	5.04%	6.39%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 1	Principal Global Investors, LLC	0.72%	15.56%	9.00%	9.94%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 1	Principal Global Investors, LLC	0.64%	9.96%	3.57%	5.12%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 1	Principal Global Investors, LLC	0.75%	16.86%	10.16%	10.96%
Large U.S. Equity	Putnam Variable Trust Putnam VT Large Cap Growth Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	0.88%	14.34%	13.44%	17.66%

Small/Mid U.S. Equity	Putnam Variable Trust Putnam VT Small Cap Growth Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.12%	8.80%	6.18%	11.45%
Small/Mid U.S. Equity	Putnam Variable Trust Putnam VT Small Cap Value Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.02%	5.27%	10.99%	9.13%
Other - Natural Resources	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Class S	VanEck Associates Corporation	1.32%	36.17%	10.24%	8.06%

Temporary Fee Reductions, Current Expenses [Text Block]	The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in a Policy.
Principal Risk [Text Block]
Risk of Loss
You can lose money by investing in a Policy, including loss of principal. . It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.

Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Principal Risk [Text Block]
Not a Short Term Investment
This Policy is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. Costs of insurance and other Policy expenses may reduce the value of your Policy and its benefits. In addition, the benefits of tax deferral are better for investors with long time horizons. Partial surrenders may significantly reduce the Policy Value, the death benefit, and any optional benefits and will increase the risk of lapse.

Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., the Underlying Funds). Each investment option (including the Fixed Accounts) have their own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.

Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.
Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, failure to pay sufficient premiums, and unpaid policy loans and loan interest will increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Policy Termination (Lapse) Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance, Monthly Policy Changes, Loan Indebtedness, and/or partial surrenders could cause the Policy to lapse unless additional premiums are paid. Partial surrenders and policy loans increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. It is possible that the Policy could lapse even if your Policy has a rider that is intended to help you manage the risk of lapse. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations On Access To Surrender Value Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Limitations on Access to Surrender Value
The Policy should not be viewed as a highly-liquid investment. Your ability to withdraw money from the Policy is restricted and partial surrenders may negatively affect your Policy Value, death benefit, and any optional benefits.

Unscheduled Partial Surrenders
Up to two unscheduled partial surrenders may be made in a Policy Year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the current Net Surrender Value.
Scheduled Partial Surrenders
Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis. Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).
Full Surrender
If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of Policy Years is calculated from the original Policy Date through the surrender date - excluding the period during which the Policy was terminated.

Adverse Tax Consequences [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

Risks of Underlying Funds [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Risks of Underlying Funds
Amounts that you allocate to the Divisions are subject to the risk of poor investment performance. Each Division invests in an Underlying Fund. The performance of each Division depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to an Underlying Fund's investment risks when you invest in the corresponding Division. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund's prospectus. As with all mutual funds, as the value of an Underlying Fund's assets rise or fall, the fund's share price changes.
The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.

Potentially Harmful Transfer Activity [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Potentially Harmful Transfer Activity
This Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other Policy owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Policy without exception.

Insurance Company Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Insurance Company Risks
An investment in the Policy is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company is unable to meet its obligations to creditors, it is possible that the Company's obligations to you under this Policy may not be satisfied.
Conflicts Of Interest Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. The advisers' revenues from which such compensation is paid may be derived, in whole or in part, from the advisory fees deducted from Underlying Fund assets.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.
Risks Affecting Our Administration of Your Policy
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that may be beyond our control, including systems failures and operational disruptions caused by severe natural or manmade events (e.g., natural disasters, pandemics, cyberattacks). These risks are not unique to the Company and they could materially impact our ability to conduct business, safeguard your personal information, and administer the Policy (e.g., calculate Policy values or Unit values, process Policy transactions). These events could also impact the issuers of these securities in which the Underlying Funds invest, which could cause your Policy to lose value.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-attack or other cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Cybersecurity threats, and the methods and devices used to attack systems and networks, evolve constantly (for example, through the increased use of artificial intelligent ("AI") tools). Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defense that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the Underlying Funds will be able to avoid adverse impacts from cybersecurity incidents including the types of impacts described above. If your Contract is adversely affected as a result of the failure of our cybersecurity controls, we will take reasonable steps to restore your Contract.
C000007612 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
C000030374 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
C000030372 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
C000030367 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
C000053062 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
C000020970 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)
C000020981 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)
C000021009 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)
C000199918 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	Geode
C000199920 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	Geode
C000199922 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	Geode
C000021045 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)
C000021082 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)
C000048775 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)
C000047121 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
C000247623 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
C000087493 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
C000247643 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
C000247652 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
C000247626 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
C000097932 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
C000097937 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
C000097935 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
C000020930 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Portfolio Company Subadviser [Text Block]	Liss Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.
C000020921 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors, LLC
C000010842 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Putnam Management, LLC (d/b/a Putnam Management)
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
C000010862 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Putnam Management, LLC (d/b/a Putnam Management)
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
C000010872 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Adviser [Text Block]	Putnam Management, LLC (d/b/a Putnam Management)
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Previously Offered [Member]
Item 2. Key Information [Line Items]
Surrender Charge (of Other Amount) Maximum [Percent]	5.78%
Surrender Charge Example Maximum [Dollars]	$ 57.77
Other Surrender Fees, Description [Text Block]	Surrender Charge - for Policy Dates before 12/15/2021 (full surrender of Policy)(1)
Other Surrender Fees, When Deducted [Text Block]	from surrender proceeds
Other Surrender Fees, Maximum [Dollars]	$ 57.77
Other Surrender Fees, Minimum [Dollars]	$ 11.75
Other Surrender Fees, Footnotes [Text Block]	This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
Insurance Cost, Description [Text Block]	Cost of Insurance(1)
Insurance Cost, When Deducted [Text Block]	monthly
Insurance Cost, Representative Investor [Text Block]	Maximum Charge for Representative Insured(2)
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0.01
Insurance Cost, Footnotes [Text Block]	This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
Offered Ending [Date]	Dec. 15, 2021
Illustration Fee [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Illustration Fee
Other Transaction Fee, When Deducted [Text Block]	upon each illustration after the first illustration in a Policy Year
Other Transaction Fee, Maximum [Dollars]	$ 50
Other Transaction Fee, Current [Dollars]	$ 0
Terminal Illness Death Benefit Advance Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Terminal Illness Death Benefit Advance Rider (administrative fee)
Other Transaction Fee, When Deducted [Text Block]	at the time of death benefit advance
Other Transaction Fee, Maximum [Dollars]	$ 150
Other Transaction Fee, Current [Dollars]	$ 0
Optional Benefit Charge, Description [Text Block]	Terminal Illness Death Benefit Advance Rider (annual interest charge)
Optional Benefit Charge, When Deducted [Text Block]	annually, if you have a death benefit advance (accrued daily)
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	5.50%
Optional Benefit Expense, Footnotes [Text Block]	This charge decreases after Policy Year 10.
Name of Benefit [Text Block]	Terminal Illness Death Benefit Advance Rider
Purpose of Benefit [Text Block]	Allows You to request an advance of a portion of the death benefit if the Insured becomes terminally ill
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Receipt of a death benefit advance may be taxable. Before you make a claim for an advance, seek assistance from your personal tax advisor.
Name of Benefit [Text Block]	Terminal Illness Death Benefit Advance Rider
Operation of Benefit [Text Block]
Terminal Illness Death Benefit Advance Rider
This rider, if issued according to underwriting guidelines and state availability, allows you to request an advance of a portion of the death benefit if the Insured becomes terminally ill. Up to 75% of the Face Amount, minus any outstanding Loan Indebtedness and previously paid advance benefit, may be requested, up to a maximum of $1,000,000, provided that the Insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. (The definition of terminal illness may be different in some states.) A lien is placed against the Policy Value and death benefit in an amount equal to the death benefit advance plus interest charged during the advance period. Interest charged on the advance will not exceed 5.50% annually. Interest will accrue daily on the advance at the annual interest rate. Accrued interest is added to the death benefit advance on the policy anniversary and will bear interest. The death proceeds payable upon the death of the Insured will be reduced by the amount of the lien. In addition, we may, in the future, charge a one-time maximum administrative fee of $150.
For example, assume the Insured is terminally ill and elects to request a $40,000 advance. When the Insured dies, the death proceeds are reduced by $40,000 and 5% interest on that amount ($2,000 if the loan was outstanding for one year), accrued as noted above.
Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.

Terminal Illness Death Benefit Advance Rider [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Terminal Illness Death Benefit Advance Rider (annual interest charge)
Optional Benefit Charge, When Deducted [Text Block]	annually, if you have a death benefit advance (accrued daily)
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	5.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Optional Benefit Expense, Footnotes [Text Block]	This charge decreases after Policy Year 10.
Chronic Illness Death Benefit Advance Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Chronic Illness Death Benefit Advance Rider (administrative fee)
Other Transaction Fee, When Deducted [Text Block]	at the time of death benefit advance
Other Transaction Fee, Maximum [Dollars]	$ 150
Other Transaction Fee, Current [Dollars]	$ 150
Name of Benefit [Text Block]	Chronic Illness Death Benefit Advance Rider
Purpose of Benefit [Text Block]	Allows you to receive an advance of a portion of the death benefit if the Insured is chronically ill
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	For terms and conditions, see Data Pages and the rider form for your specific state. Receipt of a death benefit advance may be taxable. Before you make a claim for an advance, seek assistance from your personal tax advisor.
Name of Benefit [Text Block]	Chronic Illness Death Benefit Advance Rider
Operation of Benefit [Text Block]
Chronic Illness Death Benefit Advance Rider
This rider, if issued according to underwriting guidelines and state availability, allows you to receive an advance of a portion of the death benefit if the Insured is chronically ill (as defined in the rider). The minimum and maximum amounts available, and any terms, conditions, and limitations, are indicated on your Data Pages and the rider form for your specific state. Receipt of a death benefit advance may be taxable. Before you make a claim for a chronic illness death benefit advance, You should seek assistance from Your personal tax advisor.
There is no charge for this rider; however, if death proceeds are advanced pursuant to the rider, the advance is reduced each year due to early receipt of death proceeds during an applicable chronic illness. There is an administrative fee of up to $150 for each death benefit advance.
Life Paid-Up Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Life Paid-Up Rider
Other Transaction Fee, When Deducted [Text Block]	on the date rider benefit begins
Name of Benefit [Text Block]	Life Paid-Up (Overloan Protection)
Purpose of Benefit [Text Block]	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Name of Benefit [Text Block]	Life Paid-Up (Overloan Protection)
Surrender Value Enhancement Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Surrender Value Enhancement Rider
Optional Benefit Charge, When Deducted [Text Block]	upon receipt of premium
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	Surrender Value Enhancement
Purpose of Benefit [Text Block]	Provides for a waiver of a portion of the surrender charges for a limited time
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	only available for business and approved premium finance cases. Surrender cannot be related to a replacement or exchange. If you use this rider, you cannot use of the Cost of Living Increase Rider.
Name of Benefit [Text Block]	Surrender Value Enhancement
Operation of Benefit [Text Block]
Surrender Value Enhancement Rider
This rider is only available for Policies issued for business cases and approved premium finance cases. Premium financing involves the lending of money, typically by a third party finance entity, to cover the cost of an insurance premium. Policies with the rider must be sufficiently funded as defined in our then current underwriting guidelines. The rider may not be added after the Policy has been issued.
This rider provides for a waiver of a portion of the surrender charges for a limited time. If you fully surrender your Policy within the first seven Policy Years, we will reduce the amount of surrender charge we collect; provided, however, that the full policy surrender is not related to a replacement or exchange. In addition, we may provide an additional amount that is equivalent to a stated percentage of the sum of premiums received less partial surrenders since issue. The additional amount varies by age, gender and risk class of the Insured. The use of this rider disqualifies the use of the Cost of Living Increase Rider and the Salary Increase Rider. If the Policy is issued with the rider, an additional sales charge (independent of the sales charge applicable to all Policies) is imposed on premium paid in excess of Target Premium in the first seven Policy Years. Contact your registered representative to see if this rider is available for your Policy, to obtain more information about the additional sales charges that would apply to you under this rider, and to request a personalized illustration.

Surrender Value Enhancement Rider [Member] | Current Generation: Year 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
Surrender Value Enhancement Rider [Member] | Current Generation: Years 2-7 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Asset Based Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Asset Based Charge
Other Annual Expense, When Deducted [Text Block]	monthly
Other Annual Expense (of Other Amount), Maximum [Percent]	0.15%
Other Annual Expense (of Other Amount), Current [Percent]	0.00%
Asset Based Charge [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Asset Based Charge
Other Annual Expense, When Deducted [Text Block]	monthly
Other Annual Expense (of Other Amount), Maximum [Percent]	0.15%
Other Annual Expense (of Other Amount), Current [Percent]	0.00%
Monthly Administration Charge [Member]
Item 2. Key Information [Line Items]
Administrative Expense, Maximum [Dollars]	$ 25.00
Administrative Expense, Current [Dollars]	$ 25.00
Monthly Administration Charge [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Administrative Expenses, Description [Text Block]	Monthly Administration Charge
Administrative Expenses, When Deducted [Text Block]	monthly
Administrative Expense, Maximum [Dollars]	$ 25
Administrative Expense, Current [Dollars]	$ 25
Monthly Policy Issue Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Monthly Policy Issue Charge(1)
Other Annual Expense, When Deducted [Text Block]	monthly
Other Annual Expense, Representative [Text Block]	Maximum Charge for Representative Insured(2)
Other Annual Expense, Maximum [Dollars]	$ 1.11925
Other Annual Expense, Minimum [Dollars]	$ 0.06737
Other Annual Expense, Footnotes [Text Block]	This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
Monthly Policy Issue Charge [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Monthly Policy Issue Charge(1)
Other Annual Expense, When Deducted [Text Block]	monthly
Other Annual Expense, Representative [Text Block]	Maximum Charge for Representative Insured(2)
Other Annual Expense, Maximum [Dollars]	$ 1.01
Other Annual Expense, Minimum [Dollars]	$ 0.04
Other Annual Expense, Footnotes [Text Block]	This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
Net Policy Loan Charge( [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Net Policy Loan Charge(3)
Other Annual Expense, When Deducted [Text Block]	annually (accrued daily)
Other Annual Expense (of Other Amount), Maximum [Percent]	1.50%
Other Annual Expense (of Other Amount), Current [Percent]	1.50%
Other Annual Expense, Footnotes [Text Block]	The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.This charge decreases after Policy Year 10.
Net Policy Loan Charge( [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Net Policy Loan Charge(3)
Other Annual Expense, When Deducted [Text Block]	annually (accrued daily)
Other Annual Expense (of Other Amount), Maximum [Percent]	1.50%
Other Annual Expense (of Other Amount), Current [Percent]	1.50%
Other Annual Expense, Footnotes [Text Block]	The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.This charge decreases after Policy Year 10.
Salary Increase Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Salary Increase Rider
Optional Benefit Charge, When Deducted [Text Block]	monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.13
Optional Benefit Expense, Current [Dollars]	$ 0.13
Name of Benefit [Text Block]	Salary Increase
Purpose of Benefit [Text Block]	Provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	available on business cases only. If you elect this rider, we will not add the Cost of Living Increase Rider to your Policy.
Name of Benefit [Text Block]	Salary Increase
Operation of Benefit [Text Block]
Salary Increase Rider
This rider is available on business owned or business sponsored Policies only and may be elected at any time prior to issue. If elected, the Cost of Living Increase Rider is not available. This rider provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability. The rider benefit amount is any amount you select subject to the then current underwriting guidelines. For Insureds with a risk classification of standard or better, the charge for this rider is taken at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000. When exercised, the Monthly Policy Charge and surrender charge will be increased to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000. Since the rider benefit does not exceed $30,000, there would not be a charge for this rider.

Salary Increase Rider [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Salary Increase Rider
Optional Benefit Charge, When Deducted [Text Block]	monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.13
Optional Benefit Expense, Current [Dollars]	$ 0.13
Waiver of Monthly Policy Charges Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Policy Charges Rider(1)
Optional Benefit Charge, When Deducted [Text Block]	monthly
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for Representative Insured(2)
Optional Benefit Expense, Maximum [Dollars]	$ 0.51
Optional Benefit Expense, Current [Dollars]	$ 0.01
Optional Benefit Expense, Footnotes [Text Block]	This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
Name of Benefit [Text Block]	Waiver of Monthly Policy Charge
Purpose of Benefit [Text Block]	Pays the Monthly Policy Charges of the Policy if the Insured becomes disabled and loses his/her ability to earn an income.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	approval required; may be added when Insured’s Attained Age is not greater than 59.
Name of Benefit [Text Block]	Waiver of Monthly Policy Charge
Operation of Benefit [Text Block]
Waiver of Monthly Policy Charges Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Monthly Policy Charges of the
Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.
Waiver of Monthly Policy Charges Rider [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Policy Charges Rider(1)
Optional Benefit Charge, When Deducted [Text Block]	monthly
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for Representative Insured(2)
Optional Benefit Expense, Maximum [Dollars]	$ 0.51
Optional Benefit Expense, Current [Dollars]	$ 0.01
Optional Benefit Expense, Footnotes [Text Block]	This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
Other Annual Expense, Footnotes [Text Block]	The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
Waiver of Specified Premium Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Specified Premium Rider(1)
Optional Benefit Charge, When Deducted [Text Block]	monthly
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for Representative Insured(2)
Optional Benefit Expense, Maximum [Dollars]	$ 0.94
Optional Benefit Expense, Current [Dollars]	$ 0.15
Optional Benefit Expense, Footnotes [Text Block]	This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
Name of Benefit [Text Block]	Waiver of Specified Premium
Purpose of Benefit [Text Block]	Pays the Planned Periodic Premium on the Policy if the Insured becomes disabled and loses his/her ability to earn an income.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	approval required; may be added when Insured’s Attained Age is not greater than 59.
Name of Benefit [Text Block]	Waiver of Specified Premium
Operation of Benefit [Text Block]
Waiver of Specified Premium Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Planned Periodic Premium on the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.

Waiver of Specified Premium Rider [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Specified Premium Rider(1)
Optional Benefit Charge, When Deducted [Text Block]	monthly
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for Representative Insured(2)
Optional Benefit Expense, Maximum [Dollars]	$ 0.94
Optional Benefit Expense, Current [Dollars]	$ 0.15
Optional Benefit Expense, Footnotes [Text Block]	This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
Other Annual Expense, Footnotes [Text Block]	The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
Change of Insured [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Change of Insured
Purpose of Benefit [Text Block]	Allows the business to change the Insured when an employee leaves employment or ownership of the business changes
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	available on business cases only
Name of Benefit [Text Block]	Change of Insured
Operation of Benefit [Text Block]
Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, tobacco status and risk classification of the newly named Insured. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.

Cost of Living Increase [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Cost of Living Increase
Purpose of Benefit [Text Block]	Provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability
Name of Benefit [Text Block]	Cost of Living Increase
Operation of Benefit [Text Block]
Cost of Living Increase Rider
This rider is added automatically to all Policies with a risk classification of standard or better where the Insured’s issue age is 52 or under, unless you elect the Salary Increase Rider. This rider provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability. There is no charge for adding this rider; however, we will increase the monthly policy charge and surrender charge to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and on the third Policy Anniversary the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000.

Death Benefit Guarantee [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Death Benefit Guarantee
Purpose of Benefit [Text Block]	Guarantees the Policy will not lapse before the Insured attains age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If the rider terminates, it may not be reinstated.
Name of Benefit [Text Block]	Death Benefit Guarantee
Operation of Benefit [Text Block]
Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement. This rider provides that your Policy will not lapse before Insured’s Attained Age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement. The Death Benefit Guarantee Premium Requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions, and an illustration (available at no charge from your registered representative or our home office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy.
If on any Monthly Date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated (except in states where reinstatement is required). The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.

Life Paid-Up (Overloan Protection) [Member]
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]
Life Paid-Up Rider (Overloan Protection)
This rider may be elected at any time prior to the Policy Maturity Date. Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance. The rider benefit will begin on any Monthly Date the following conditions are satisfied:

•the Loan Indebtedness is at least the following percentages of the Surrender Value:
◦92% current (92% guaranteed) for the guideline premium test; or
◦90% current (86% guaranteed) for the cash value accumulation test.
•there is sufficient Net Surrender Value to cover the one-time rider charge;
•the Insured’s Attained Age is 75 years or older;
•the Policy has been in force for at least 15 Policy Years; and
•premiums paid have been surrendered.
The amount of Loan Indebtedness is stated in the annual policy statement you receive each Policy Year.
Once the rider benefit begins:
•All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•No new premium payments, Face Amount Adjustments, partial surrenders or loans are allowed.
•If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•All optional riders will automatically be terminated.
There is a one-time maximum charge of 13.5% of the Policy Value, which is taken from the Policy Value on the date the rider benefit begins. For example, if your Policy Value is $100,000, it will be reduced by $13,500 when the benefit begins. We will send you new data pages reflecting the change. You have the right to reject this change by giving us Notice.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.

Maximum (if the Policy is issued with the cash value accumulation test) [Member] | Life Paid-Up Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	13.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	If using the guidelines premium/cash value corridor test, the maximum fee is 7.5% of the Policy Value.
Current (if Policy is issued with the guideline premium/cash value corridor test) [Member] | Life Paid-Up Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	5.50%
Current (if the Policy is issued with the cash value accumulation test) [Member] | Life Paid-Up Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	9.50%
C000215088 [Member] | C000028838 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class A
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Alliance Bernstein L.P.
Current Expenses [Percent]	82.00%
Average Annual Total Returns, 1 Year [Percent]	2.89%
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]	8.55%
C000215088 [Member] | C000028828 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. International Value Portfolio Class A
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Alliance Bernstein L.P.
Current Expenses [Percent]	90.00%
Average Annual Total Returns, 1 Year [Percent]	41.70%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	6.64%
C000215088 [Member] | C000028836 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class A [1,2]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Alliance Bernstein L.P.
Current Expenses [Percent]	90.00%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	11.26%
C000215088 [Member] | C000099202 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® American Funds ® Global Balanced Fund Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	76.00%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000215088 [Member] | C000023917 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund Class 2
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	58.00%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
C000215088 [Member] | C000023920 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® EUPAC Fund Class 2 [1,10]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	72.00%
Average Annual Total Returns, 1 Year [Percent]	26.77%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	7.00%
C000215088 [Member] | C000023923 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund ® Class 2
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	82.00%
Average Annual Total Returns, 1 Year [Percent]	28.29%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	9.25%
C000215088 [Member] | C000023925 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund Class 2 [1]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	50.00%
Average Annual Total Returns, 1 Year [Percent]	17.21%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	12.36%
C000215088 [Member] | C000007612 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios MidCap Stock Portfolio Service Shares [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Current Expenses [Percent]	105.00%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	9.39%
Average Annual Total Returns, 10 Years [Percent]	8.51%
C000215088 [Member] | C000030374 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. CVT Investment Grade Bond Index Portfolio Class I [1]
Portfolio Company Objective [Text Block]	Fixed Income
Current Expenses [Percent]	32.00%
Average Annual Total Returns, 1 Year [Percent]	6.90%
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	1.87%
C000215088 [Member] | C000030372 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio Class F1
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Current Expenses [Percent]	60.00%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	9.08%
C000215088 [Member] | C000030367 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. CVT S&P MidCap 400 Index Portfolio Class F [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Current Expenses [Percent]	53.00%
Average Annual Total Returns, 1 Year [Percent]	6.92%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	10.13%
C000215088 [Member] | C000053062 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. CVT S&P 500 Index Portfolio [1,3]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Current Expenses [Percent]	28.00%
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	14.09%
Average Annual Total Returns, 10 Years [Percent]	14.47%
C000215088 [Member] | C000024404 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust Acorn International Fund [1,4]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	109.00%
Average Annual Total Returns, 1 Year [Percent]	12.76%
Average Annual Total Returns, 5 Years [Percent]	(1.00%)
Average Annual Total Returns, 10 Years [Percent]	4.31%
C000215088 [Member] | C000017231 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	117.00%
Average Annual Total Returns, 1 Year [Percent]	17.85%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	7.18%
C000215088 [Member] | C000020970 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Equity-Income Portfolio SM Service Class 2
Portfolio Company Objective [Text Block]	Large U.S. Equity
Current Expenses [Percent]	71.00%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	11.32%
C000215088 [Member] | C000020981 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust I Fidelity® VIP High Income Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Current Expenses [Percent]	106.00%
Average Annual Total Returns, 1 Year [Percent]	10.31%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	5.34%
C000215088 [Member] | C000021009 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Large U.S. Equity
Current Expenses [Percent]	79.00%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
C000215088 [Member] | C000199918 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Extended Market Index Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Current Expenses [Percent]	37.00%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	7.75%
C000215088 [Member] | C000199920 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust II Fidelity® VIP International Index Portfolio Service Class 2
Portfolio Company Objective [Text Block]	International Equity
Current Expenses [Percent]	41.00%
Average Annual Total Returns, 1 Year [Percent]	32.82%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	6.79%
C000215088 [Member] | C000199922 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Total Market Index Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Current Expenses [Percent]	37.00%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	7.75%
C000215088 [Member] | C000021045 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust III Fidelity® VIP Mid Cap Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Current Expenses [Percent]	80.00%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000215088 [Member] | C000021082 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2 [3]
Portfolio Company Objective [Text Block]	Other - Equity Energy
Current Expenses [Percent]	85.00%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	23.86%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000215088 [Member] | C000048775 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Service Class
Portfolio Company Objective [Text Block]	Money Market
Current Expenses [Percent]	35.00%
Average Annual Total Returns, 1 Year [Percent]	4.03%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	1.95%
C000215088 [Member] | C000020107 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Franklin Mutual Global Discovery VIP Fund Class 2
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	94.00%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	7.53%
C000215088 [Member] | C000020095 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Franklin Rising Dividends VIP Fund Class 2
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	89.00%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	12.10%
C000215088 [Member] | C000020099 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Franklin Small Cap Value VIP Fund Class 2 [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	91.00%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	9.81%
C000215088 [Member] | C000020121 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 2 [1]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Templeton Asset Management, Ltd.
Current Expenses [Percent]	75.00%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
C000215088 [Member] | C000084678 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. American Franchise Fund Series II
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	110.00%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	14.58%
C000215088 [Member] | C000084659 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. American Value Fund Series I
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	89.00%
Average Annual Total Returns, 1 Year [Percent]	21.00%
Average Annual Total Returns, 5 Years [Percent]	17.85%
Average Annual Total Returns, 10 Years [Percent]	12.29%
C000215088 [Member] | C000000453 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. Core Equity Fund Series II
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	105.00%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	11.46%
C000215088 [Member] | C000000432 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. Health Care Fund Series I
Portfolio Company Objective [Text Block]	Other - Health
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	99.00%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	6.58%
C000215088 [Member] | C000000415 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. Main Street Mid Cap Fund Series II
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	119.00%
Average Annual Total Returns, 1 Year [Percent]	8.96%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	9.08%
C000215088 [Member] | C000209375 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. Main Street Small Cap Fund® Series II
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	109.00%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000215088 [Member] | C000233310 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1,2]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	99.00%
Average Annual Total Returns, 1 Year [Percent]	17.26%
C000215088 [Member] | C000028720 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	97.00%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
C000215088 [Member] | C000028736 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Forty Portfolio Service Shares
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	87.00%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	15.96%
C000215088 [Member] | C000028740 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Global Technology and Innovation Portfolio Service Shares
Portfolio Company Objective [Text Block]	Other - Technology
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	97.00%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	21.18%
C000215088 [Member] | C000047121 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income Trust ClearBridge Variable Mid Cap Portfolio Class I
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Current Expenses [Percent]	82.00%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	7.50%
C000215088 [Member] | C000247623 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP American Century Capital Appreciation Fund Service Class
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Current Expenses [Percent]	62.00%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	5.02%
Average Annual Total Returns, 10 Years [Percent]	11.31%
C000215088 [Member] | C000087493 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP Avantis Large Cap Value Fund Service Class [7]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Current Expenses [Percent]	96.00%
Average Annual Total Returns, 1 Year [Percent]	14.56%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	10.12%
C000215088 [Member] | C000247643 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class
Portfolio Company Objective [Text Block]	Inflation - Protected Bond
Current Expenses [Percent]	72.00%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	2.61%
C000215088 [Member] | C000247652 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund Service Class
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Current Expenses [Percent]	101.00%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000215088 [Member] | C000247626 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP American Century Value Fund Service Class
Portfolio Company Objective [Text Block]	Large U.S. Equity
Current Expenses [Percent]	86.00%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	10.07%
C000215088 [Member] | C000087850 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. Developing Growth Portfolio Class VC [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Lord Abbett
Current Expenses [Percent]	127.00%
Average Annual Total Returns, 1 Year [Percent]	14.59%
Average Annual Total Returns, 5 Years [Percent]	(1.17%)
Average Annual Total Returns, 10 Years [Percent]	11.03%
C000215088 [Member] | C000007330 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	112.00%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	10.46%
C000215088 [Member] | C000007313 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust MFS® Utilities Series Service Class [1]
Portfolio Company Objective [Text Block]	Other - Utilities
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	103.00%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	9.22%
C000215088 [Member] | C000021906 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II MFS® Blended Research Small Cap Equity Portfolio Service Class [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	83.00%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	8.82%
C000215088 [Member] | C000052150 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Service Class
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	104.00%
Average Annual Total Returns, 1 Year [Percent]	5.75%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.69%
C000215088 [Member] | C000068447 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class[1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	113.00%
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	8.22%
Average Annual Total Returns, 10 Years [Percent]	10.30%
C000215088 [Member] | C000022328 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust Quality Equity Portfolio Class I [5]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers, LLC
Current Expenses [Percent]	87.00%
Average Annual Total Returns, 1 Year [Percent]	13.74%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
C000215088 [Member] | C000006666 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura Funds Nomura VIP Small Cap Value Series Service Class [6,1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
Current Expenses [Percent]	104.00%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	1.04%
C000215088 [Member] | C000097932 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS TM Managed Risk Balanced ETF Portfolio Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Current Expenses [Percent]	76.00%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	4.92%
C000215088 [Member] | C000097937 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS TM Managed Risk Moderately Aggressive ETF Portfolio Class 2 [8]
Portfolio Company Objective [Text Block]	Asset Allocation
Current Expenses [Percent]	75.00%
Average Annual Total Returns, 1 Year [Percent]	11.65%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	6.13%
C000215088 [Member] | C000097935 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS TM Managed Risk Moderate ETF Portfolio Class 2 [9]
Portfolio Company Objective [Text Block]	Asset Allocation
Current Expenses [Percent]	75.00%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.72%
C000215088 [Member] | C000020925 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Core Bond Plus Account Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	50.00%
Average Annual Total Returns, 1 Year [Percent]	7.46%
Average Annual Total Returns, 5 Years [Percent]	(0.48%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
C000215088 [Member] | C000020929 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Diversified International Account Class 1
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	86.00%
Average Annual Total Returns, 1 Year [Percent]	32.36%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	8.08%
C000215088 [Member] | C000038528 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 1
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	48.00%
Average Annual Total Returns, 1 Year [Percent]	15.50%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	11.51%
C000215088 [Member] | C000020904 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	112.00%
Average Annual Total Returns, 1 Year [Percent]	37.27%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.12%
C000215088 [Member] | C000020932 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	50.00%
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.26%
C000215088 [Member] | C000020930 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1
Portfolio Company Objective [Text Block]	Large U.S. Equity
Current Expenses [Percent]	67.00%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	15.00%
C000215088 [Member] | C000020908 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 1
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	20.00%
Average Annual Total Returns, 1 Year [Percent]	17.62%
Average Annual Total Returns, 5 Years [Percent]	14.14%
Average Annual Total Returns, 10 Years [Percent]	14.52%
C000215088 [Member] | C000020910 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 2
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	78.00%
Average Annual Total Returns, 1 Year [Percent]	1.52%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	12.30%
C000215088 [Member] | C000038532 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 1
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	88.00%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	13.53%
Average Annual Total Returns, 10 Years [Percent]	14.07%
C000215088 [Member] | C000020916 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	47.00%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	6.77%
C000215088 [Member] | C000020917 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	50.00%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
C000215088 [Member] | C000020918 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	54.00%
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	9.35%
C000215088 [Member] | C000020919 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	58.00%
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.22%
C000215088 [Member] | C000126088 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2060 Account Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	61.00%
Average Annual Total Returns, 1 Year [Percent]	17.68%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.35%
C000215088 [Member] | C000020920 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime Strategic Income Account Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	48.00%
Average Annual Total Returns, 1 Year [Percent]	10.45%
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	4.98%
C000215088 [Member] | C000020921 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 1
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Current Expenses [Percent]	78.00%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	5.94%
C000215088 [Member] | C000038541 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1
Portfolio Company Objective [Text Block]	Short - Term Fixed Income
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	42.00%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	2.33%
Average Annual Total Returns, 10 Years [Percent]	2.52%
C000215088 [Member] | C000020923 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 1
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	98.40%
Average Annual Total Returns, 1 Year [Percent]	15.10%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	9.57%
C000215088 [Member] | C000038543 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	68.00%
Average Annual Total Returns, 1 Year [Percent]	14.00%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	8.29%
C000215088 [Member] | C000038543 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	67.00%
Average Annual Total Returns, 1 Year [Percent]	11.69%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	6.39%
C000215088 [Member] | C000038545 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	72.00%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	9.94%
C000215088 [Member] | C000038548 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	64.00%
Average Annual Total Returns, 1 Year [Percent]	9.96%
Average Annual Total Returns, 5 Years [Percent]	3.57%
Average Annual Total Returns, 10 Years [Percent]	5.12%
C000215088 [Member] | C000038530 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	75.00%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	10.16%
Average Annual Total Returns, 10 Years [Percent]	10.96%
C000215088 [Member] | C000010842 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust Putnam VT Large Cap Growth Fund Class IB
Portfolio Company Objective [Text Block]	Large U.S. Equity
Current Expenses [Percent]	88.00%
Average Annual Total Returns, 1 Year [Percent]	14.34%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	17.66%
C000215088 [Member] | C000010862 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust Putnam VT Small Cap Growth Fund Class IB
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Current Expenses [Percent]	112.00%
Average Annual Total Returns, 1 Year [Percent]	8.80%
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	11.45%
C000215088 [Member] | C000010872 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust Putnam VT Small Cap Value Fund Class IB
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Current Expenses [Percent]	102.00%
Average Annual Total Returns, 1 Year [Percent]	5.27%
Average Annual Total Returns, 5 Years [Percent]	10.99%
Average Annual Total Returns, 10 Years [Percent]	9.13%
C000215088 [Member] | C000025043 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Class S
Portfolio Company Objective [Text Block]	Other - Natural Resources
Portfolio Company Adviser [Text Block]	VanEck Associates Corporation
Current Expenses [Percent]	132.00%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%